Commitments, Lawsuit Settlement Agreement and Contingencies - Commitments (Details) $ in Thousands, $ in Thousands					12 Months Ended
	Jun. 17, 2021	May 28, 2021 MXN ($)	May 19, 2021	Jul. 16, 2020 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 08, 2022 MXN ($)	Nov. 23, 2022 USD ($)	Jun. 27, 2019 MXN ($)	Jun. 21, 2019 MXN ($)
Commitments, Lawsuit Settlement Agreement and Contingencies
Commitments for programming rights					$ 521,800
Commitments for transmission rights							$ 10,162,968
Commitments for transmission rights to be sublicensed							1,747,473
Provision for the settlement agreement					95,000		12,292		$ 21,500
Commitments for gaming operations							40,304
Commitments to acquire television technical equipment							167,040
Commitments to acquire software and related services							$ 1,527,837
Amount of future financing expected to provide in 2022					4,000	$ 77,904
Minimum annual commitments for the use of satellite transponders					$ 17,608
Number of years in which the Preponderant Economic Agent can be updated					2 years	2 years
Minimum content of broadcast on daily basis to be offered					50.00%	50.00%
Loss contingency stay period identify replacement counsel			30 days
Loss contingency additional stay period requested disqualified	60 days
Anticipated total settlement amount		$ 256,300		$ 290,000				$ 575,000		$ 682,000
Percentage on commercial rate on merchandise		70.00%		70.00%
IEPS
Commitments, Lawsuit Settlement Agreement and Contingencies
Anticipated total settlement amount											$ 1,334,000
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries ("GTAC")
Commitments, Lawsuit Settlement Agreement and Contingencies
Amount of future financing expected to provide in 2022						$ 147,194
2023
Commitments, Lawsuit Settlement Agreement and Contingencies
Minimum annual commitments for the use of satellite transponders					$ 6,629
2024
Commitments, Lawsuit Settlement Agreement and Contingencies
Minimum annual commitments for the use of satellite transponders					6,540
2025
Commitments, Lawsuit Settlement Agreement and Contingencies
Minimum annual commitments for the use of satellite transponders					3,491
2026 and thereafter
Commitments, Lawsuit Settlement Agreement and Contingencies
Minimum annual commitments for the use of satellite transponders					$ 948